Provisions	6 Months Ended
Jun. 30, 2020
Provisions
Provisions

9.     Provisions

In 2019, the group recognized costs related to the termination of the AFM 11 program totalling to €1.4 million, whereof €0.9 million were already incurred in 2019. Estimated costs expected to be incurred in future periods were recognized in provisions  (€0.5 million, December 31, 2019:  €0.5 million).